Loss Per Share - Schedule of Ordinary Shares Equivalents Were Excluded from the Computation to Eliminate Any Antidilutive Effect (Details) - shares		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Warrant [Member]
Schedule of Ordinary Shares Equivalents Were Excluded from the Computation to Eliminate Any Antidilutive Effect [Line Items]
Ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect	[1]	16,500,000
Ordinary shares Placed in Escrow [Member]
Schedule of Ordinary Shares Equivalents Were Excluded from the Computation to Eliminate Any Antidilutive Effect [Line Items]
Ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect	[2]	4,328,394

[1]	For the six months ended September 30, 2025 and 2024, the Company had the 16,500,000, and 0 warrants, respectively, outstanding which were not included in the calculation of diluted net (income) loss per ordinary share because inclusion thereof would be anti-dilutive
[2]	For the six months ended September 30, 2025 and 2024, the Company had 4,328,394, and 0 ordinary shares, respectively, held in escrow. The Company has determined that these shares are non-participating securities in accordance with ASC 260, as they are not entitled to dividends or other rights until certain milestones are met. As such, these shares are excluded from the calculation of basic and diluted earnings (loss) per share for the respective periods.